Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Amounts
Balance, as of December 31, 2023	—
Acquisition (Note 3)	136,250

Balance, as of December 31, 2024	136,250